Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000219203
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class A
Trading Symbol	GCEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$63	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[1]
AssetsNet	$ 35,760,426
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 146,958
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$35,760,426
# of Portfolio Holdings	42
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid	$146,958

Holdings [Text Block]

Sector Allocation (%)

Clean Power	79.8%
Solar Tech	9.7%
Bioenergy	5.6%
Wind Tech	3.5%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219205
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class C
Trading Symbol	GCEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$101	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.00%	[2]
AssetsNet	$ 35,760,426
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 146,958
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$35,760,426
# of Portfolio Holdings	42
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid	$146,958

Holdings [Text Block]

Sector Allocation (%)

Clean Power	79.8%
Solar Tech	9.7%
Bioenergy	5.6%
Wind Tech	3.5%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219200
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class P
Trading Symbol	GCEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[3]
AssetsNet	$ 35,760,426
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 146,958
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$35,760,426
# of Portfolio Holdings	42
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid	$146,958

Holdings [Text Block]

Sector Allocation (%)

Clean Power	79.8%
Solar Tech	9.7%
Bioenergy	5.6%
Wind Tech	3.5%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219201
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class R6
Trading Symbol	GCEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[4]
AssetsNet	$ 35,760,426
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 146,958
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$35,760,426
# of Portfolio Holdings	42
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid	$146,958

Holdings [Text Block]

Sector Allocation (%)

Clean Power	79.8%
Solar Tech	9.7%
Bioenergy	5.6%
Wind Tech	3.5%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219204
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Institutional Class
Trading Symbol	GCEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[5]
AssetsNet	$ 35,760,426
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 146,958
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$35,760,426
# of Portfolio Holdings	42
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid	$146,958

Holdings [Text Block]

Sector Allocation (%)

Clean Power	79.8%
Solar Tech	9.7%
Bioenergy	5.6%
Wind Tech	3.5%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219206
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Investor Class
Trading Symbol	GCEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[6]
AssetsNet	$ 35,760,426
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 146,958
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$35,760,426
# of Portfolio Holdings	42
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid	$146,958

Holdings [Text Block]

Sector Allocation (%)

Clean Power	79.8%
Solar Tech	9.7%
Bioenergy	5.6%
Wind Tech	3.5%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	GLEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$71	1.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.46%	[7]
AssetsNet	$ 457,814,653
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 2,295,797
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$457,814,653
# of Portfolio Holdings	28
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid	$2,295,797

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	33.4%
Natural Gas	29.1%
Petroleum	16.8%
Liquefaction	12.8%
Midstream	3.3%
Upstream	1.6%
Wholesale	1.1%
Other	1.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193456
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	GLECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$107	2.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.21%	[8]
AssetsNet	$ 457,814,653
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 2,295,797
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$457,814,653
# of Portfolio Holdings	28
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid	$2,295,797

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	33.4%
Natural Gas	29.1%
Petroleum	16.8%
Liquefaction	12.8%
Midstream	3.3%
Upstream	1.6%
Wholesale	1.1%
Other	1.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201753
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class P
Trading Symbol	GAMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$53	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.09%	[9]
AssetsNet	$ 457,814,653
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 2,295,797
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$457,814,653
# of Portfolio Holdings	28
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid	$2,295,797

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	33.4%
Natural Gas	29.1%
Petroleum	16.8%
Liquefaction	12.8%
Midstream	3.3%
Upstream	1.6%
Wholesale	1.1%
Other	1.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193459
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class R
Trading Symbol	GLERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$83	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.71%	[10]
AssetsNet	$ 457,814,653
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 2,295,797
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$457,814,653
# of Portfolio Holdings	28
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid	$2,295,797

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	33.4%
Natural Gas	29.1%
Petroleum	16.8%
Liquefaction	12.8%
Midstream	3.3%
Upstream	1.6%
Wholesale	1.1%
Other	1.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193460
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class R6
Trading Symbol	GLESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.09%	[11]
AssetsNet	$ 457,814,653
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 2,295,797
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$457,814,653
# of Portfolio Holdings	28
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid	$2,295,797

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	33.4%
Natural Gas	29.1%
Petroleum	16.8%
Liquefaction	12.8%
Midstream	3.3%
Upstream	1.6%
Wholesale	1.1%
Other	1.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	GLEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[12]
AssetsNet	$ 457,814,653
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 2,295,797
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$457,814,653
# of Portfolio Holdings	28
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid	$2,295,797

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	33.4%
Natural Gas	29.1%
Petroleum	16.8%
Liquefaction	12.8%
Midstream	3.3%
Upstream	1.6%
Wholesale	1.1%
Other	1.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193458
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Investor Class
Trading Symbol	GLEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%	[13]
AssetsNet	$ 457,814,653
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 2,295,797
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$457,814,653
# of Portfolio Holdings	28
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid	$2,295,797

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	33.4%
Natural Gas	29.1%
Petroleum	16.8%
Liquefaction	12.8%
Midstream	3.3%
Upstream	1.6%
Wholesale	1.1%
Other	1.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124917
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	GLPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$69	1.41%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Amount excludes the Fund's deferred/current income tax benefit.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.41%	[14],[15]
AssetsNet	$ 1,627,983,836
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 8,079,978
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$1,627,983,836
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,079,978

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	39.4%
Natural Gas	29.7%
Wholesale	9.6%
Petroleum	9.6%
Liquefaction	6.3%
Midstream	3.0%
Upstream	2.8%
Retail	1.3%
Other	2.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124918
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	GLPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$105	2.16%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Amount excludes the Fund's deferred/current income tax benefit.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.16%	[16],[17]
AssetsNet	$ 1,627,983,836
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 8,079,978
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$1,627,983,836
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,079,978

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	39.4%
Natural Gas	29.7%
Wholesale	9.6%
Petroleum	9.6%
Liquefaction	6.3%
Midstream	3.0%
Upstream	2.8%
Retail	1.3%
Other	2.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201752
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class P
Trading Symbol	GMNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$51	1.04%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Amount excludes the Fund's deferred/current income tax benefit.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%	[18],[19]
AssetsNet	$ 1,627,983,836
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 8,079,978
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$1,627,983,836
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,079,978

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	39.4%
Natural Gas	29.7%
Wholesale	9.6%
Petroleum	9.6%
Liquefaction	6.3%
Midstream	3.0%
Upstream	2.8%
Retail	1.3%
Other	2.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124921
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class R
Trading Symbol	GLPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$81	1.66%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Amount excludes the Fund's deferred/current income tax benefit.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.66%	[20],[21]
AssetsNet	$ 1,627,983,836
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 8,079,978
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$1,627,983,836
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,079,978

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	39.4%
Natural Gas	29.7%
Wholesale	9.6%
Petroleum	9.6%
Liquefaction	6.3%
Midstream	3.0%
Upstream	2.8%
Retail	1.3%
Other	2.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000199576
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class R6
Trading Symbol	GLPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	1.04%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Amount excludes the Fund's deferred/current income tax benefit.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%	[22],[23]
AssetsNet	$ 1,627,983,836
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 8,079,978
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$1,627,983,836
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,079,978

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	39.4%
Natural Gas	29.7%
Wholesale	9.6%
Petroleum	9.6%
Liquefaction	6.3%
Midstream	3.0%
Upstream	2.8%
Retail	1.3%
Other	2.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124919
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	GMLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	1.05%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Amount excludes the Fund's deferred/current income tax benefit.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[24],[25]
AssetsNet	$ 1,627,983,836
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 8,079,978
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$1,627,983,836
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,079,978

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	39.4%
Natural Gas	29.7%
Wholesale	9.6%
Petroleum	9.6%
Liquefaction	6.3%
Midstream	3.0%
Upstream	2.8%
Retail	1.3%
Other	2.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124920
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Investor Class
Trading Symbol	GLPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	1.16%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Amount excludes the Fund's deferred/current income tax benefit.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%	[26],[27]
AssetsNet	$ 1,627,983,836
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 8,079,978
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2025)
Total Net Assets	$1,627,983,836
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,079,978

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	39.4%
Natural Gas	29.7%
Wholesale	9.6%
Petroleum	9.6%
Liquefaction	6.3%
Midstream	3.0%
Upstream	2.8%
Retail	1.3%
Other	2.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Amount excludes the Fund's deferred/current income tax benefit.
[15]	Annualized.
[16]	Amount excludes the Fund's deferred/current income tax benefit.
[17]	Annualized.
[18]	Amount excludes the Fund's deferred/current income tax benefit.
[19]	Annualized.
[20]	Amount excludes the Fund's deferred/current income tax benefit.
[21]	Annualized.
[22]	Amount excludes the Fund's deferred/current income tax benefit.
[23]	Annualized.
[24]	Amount excludes the Fund's deferred/current income tax benefit.
[25]	Annualized.
[26]	Amount excludes the Fund's deferred/current income tax benefit.
[27]	Annualized.